Note 20 - Income Taxes - Tax attributes and Temporary Differences Available to Reduce Future Years' Taxable Income (Details) $ in Thousands	Mar. 31, 2019 CAD ($)
Statement Line Items [Line Items]
Research and development expenses, without time limitation	$ 3,167
Country of domicile [member]
Statement Line Items [Line Items]
Tax losses carried forward	89,586
Research and development expenses, without time limitation	19,617
Other deductible temporary differences, without time limitation	30,875
Provincial [Member]
Statement Line Items [Line Items]
Tax losses carried forward	89,187
Research and development expenses, without time limitation	21,036
Other deductible temporary differences, without time limitation	32,294
2029 [Member] | Country of domicile [member]
Statement Line Items [Line Items]
Tax losses carried forward	714
2029 [Member] | Provincial [Member]
Statement Line Items [Line Items]
Tax losses carried forward	714
2030 [Member] | Country of domicile [member]
Statement Line Items [Line Items]
Tax losses carried forward	1,627
2030 [Member] | Provincial [Member]
Statement Line Items [Line Items]
Tax losses carried forward	1,620
2031 [Member] | Country of domicile [member]
Statement Line Items [Line Items]
Tax losses carried forward	2,071
2031 [Member] | Provincial [Member]
Statement Line Items [Line Items]
Tax losses carried forward	2,063
2032 [Member] | Country of domicile [member]
Statement Line Items [Line Items]
Tax losses carried forward	2,262
2032 [Member] | Provincial [Member]
Statement Line Items [Line Items]
Tax losses carried forward	2,241
2033 [Member] | Country of domicile [member]
Statement Line Items [Line Items]
Tax losses carried forward	1,854
2033 [Member] | Provincial [Member]
Statement Line Items [Line Items]
Tax losses carried forward	1,825
2034 [Member] | Country of domicile [member]
Statement Line Items [Line Items]
Tax losses carried forward	3,598
2034 [Member] | Provincial [Member]
Statement Line Items [Line Items]
Tax losses carried forward	3,598
2035 [Member] | Country of domicile [member]
Statement Line Items [Line Items]
Tax losses carried forward	4,595
2035 [Member] | Provincial [Member]
Statement Line Items [Line Items]
Tax losses carried forward	4,459
2036 [Member] | Country of domicile [member]
Statement Line Items [Line Items]
Tax losses carried forward	5,494
2036 [Member] | Provincial [Member]
Statement Line Items [Line Items]
Tax losses carried forward	5,494
2037 [Member] | Country of domicile [member]
Statement Line Items [Line Items]
Tax losses carried forward	8,584
2037 [Member] | Provincial [Member]
Statement Line Items [Line Items]
Tax losses carried forward	8,456
2038 [member] | Country of domicile [member]
Statement Line Items [Line Items]
Tax losses carried forward	17,340
2038 [member] | Provincial [Member]
Statement Line Items [Line Items]
Tax losses carried forward	17,270
2039 [member] | Country of domicile [member]
Statement Line Items [Line Items]
Tax losses carried forward	41,447
2039 [member] | Provincial [Member]
Statement Line Items [Line Items]
Tax losses carried forward	$ 41,447